SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

May 1, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Pacific Fund, Inc.

Post-Effective Amendment No. 59 to

Registration Statement on Form N-1A

(File Nos. 2-56978 and 811-02661)

Ladies and Gentlemen:

On behalf of BlackRock Pacific Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 59 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement is being filed to make certain changes to the Fund’s Prospectus and Statement of Additional Information. The changes include: (i) changing the Fund’s name to BlackRock Asian Dragon Fund, Inc., (ii) revising the Fund’s investment objective and investment strategies, (iii) changing the Fund’s portfolio management team, (iv) changing the benchmark index against which the Fund compares its performance and (v) changing the Fund’s fundamental and non-fundamental investment restrictions. The Fund is seeking shareholder approval to change the Fund’s investment objective and to make such investment objective a non-fundamental policy of the Fund and to change the Fund’s fundamental investment restrictions. The implementation of certain changes reflected in the Registration Statement are contingent upon obtaining such shareholder approval.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships.

In that regard, reference is made to Post-Effective Amendment No. 666 to the Registration Statement on Form N-1A of BlackRock FundsSM on behalf of BlackRock MSCI Asia ex Japan Index Fund, which was filed on January 27, 2017 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements

•	Redemption of Shares

•	Shareholder Services

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

•	Appendix A – Description of Bond Ratings

•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Frank P. Bruno

Benjamin Archibald